Current liabilities - provisions (Tables)	6 Months Ended
Dec. 31, 2025
Current liabilities - provisions [Abstract]
Current Liabilities - Provisions
	31-Dec-25	30-Jun-25
	$'000	$'000

Provisions for employee benefits	303	462